Cash and Cash Equivalents - Schedule of Cash And Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash at bank
Cash equivalents	¥ 190,952
Total cash and cash equivalents	948,765	$ 141,366	¥ 1,706,880	$ 254,325	¥ 2,025,046	¥ 1,010,076
USD deposits
Cash at bank
Cash at bank	688,579		1,645,948
RMB deposits
Cash at bank
Cash at bank	66,012		57,595
Australian Dollar deposit
Cash at bank
Cash at bank	¥ 3,222		¥ 3,337